STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues (Note 9)	$ 506	$ 34
Cost of revenues (Note 9)	217	23	$ 15
Gross profit (loss)	289	11	$ (15)
Sales and marketing	84	3
General and administrative	175	272	$ 308
Operating profit (loss)	30	$ (264)	(323)
Financial income, net	12		18
Net profit (loss)	$ 42	$ (264)	$ (305)
Per share data-
Basic and Diluted earnings (loss)	$ 0.016	$ (0.098)	$ (0.113)
Shares used in computing earnings (loss) per ordinary share:
Basic and Diluted	2,690,857	2,690,857	2,690,857